INCOME TAXES (Schedule of Loss before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 30,010	$ 28,799	$ 23,588
Foreign	(312)	(740)	(989)
Loss before taxes on income	$ 29,698	$ 28,059	$ 22,599